EXPLORATION AND EVALUATION ASSETS (Details Narrative) - CAD ($)				3 Months Ended		12 Months Ended
	Apr. 26, 2021	Sep. 25, 2019	Aug. 01, 2015	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 04, 2021
IfrsStatementLineItems [Line Items]
Total expenditure									$ 61,783
Acquisition and exploration related cost				$ 48,000	$ 59,000
Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties			$ 10,000
Payments made in advance				5,000	5,000
Exploration and license related expenditures				3,953	3,406
Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties			$ 8,000
Payments made in advance				4,000	4,000
Exploration and license related expenditures				3,953	7,406
Quetico Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures				$ 4,799	$ 10,993
Exploration claim description				By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office
Impaired amount for exploration and evaluation assets						$ 71,466
Recoverable amount for exploration and evaluation assets						124,348
Quetico Property [Member] | Prior to April 26, 2021 [Member]
IfrsStatementLineItems [Line Items]
Total annual work requirement cost	$ 324,000
Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest in property to be acquired on basis of option agreement		100.00%
Acquisition costs		$ 1,525,000
Issuance of common shares		300,000						300,000
Payment to acquire property								$ 25,000
Common shares fair value								$ 51,000
Acquisition and exploration related cost				$ 4,500,000			$ 437,897
Loveland (Enid Creek) Property [Member] | NSR [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest in property to be acquired on basis of option agreement		1.00%
Lingman Lake Property [Member]
IfrsStatementLineItems [Line Items]
Acquisition and exploration related cost						0	$ 0
Purchase of exploration and evaluations assets impaired						$ 27,657
Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of net smelter return royalties				2.50%
Percentage of net smelter return royalties after reduction				1.00%
Payment required to reduce net smelter return royalties				$ 2,000,000